IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2020	Oct. 31, 2019
Disclosure of contractual obligations [line items]
Deposits	$ 497,899	$ 485,712
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	182,773	178,091
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	303,200	296,400
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	$ 11,928	$ 11,224